                               Sullivan & Worcester LLP           T 202 775 1200
                               1666 K Street, NW                  F 202 293 2275
                               Washington, DC 20006               www.sandw.com

                                                     April 30, 2008

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  Met Investors Series Trust (the "Trust")
     File Nos. 333-48456; 811-10183

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned certifies that (i) each form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and (ii) the text of Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 28, 2008.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.

                                             Very truly yours,

                                             /s/ Robert N. Hickey
                                             --------------------
                                             Robert N. Hickey

cc:  Elizabeth M. Forget
     Jack Huntington, Esq.